Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate on income (loss) before income taxes	35.00%	35.00%	35.00%
Net operating loss carryforwards	$ 1,800,000
State operating loss carryforwards	60,000,000
Expiration dates for utilization of loss carryforwards	2020 through 2026
Annual limitation on utilization of net operating loss carryforwards	600,000
Undistributed earnings of the Company's foreign subsidiaries	154,000,000
Unrecorded tax benefits	21,692,000	24,760,000	11,013,000	9,652,000
Expected future tax benefit for the state loss carryforwards	$ 3,700,000